S000024505 [Member] Shareholder Fees - SFT Core Bond Fund	Dec. 31, 2025 USD ($)
Class 1
Prospectus [Line Items]
Shareholder Fee, Other
Class 2
Prospectus [Line Items]
Shareholder Fee, Other